Summary of Significant Accounting Policies - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended									12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Minimum	Mar. 31, 2012 Minimum	Mar. 31, 2013 Minimum Buildings	Mar. 31, 2013 Minimum Machinery, equipment and others	Mar. 31, 2013 Maximum	Mar. 31, 2012 Maximum	Mar. 31, 2013 Maximum Buildings	Mar. 31, 2013 Maximum Machinery, equipment and others	Mar. 31, 2013 Patent Rights, Know-how, License Agreements and Software Minimum	Mar. 31, 2013 Patent Rights, Know-how, License Agreements and Software Maximum	Mar. 31, 2013 Music catalogs, artist contracts and television carriage agreements Minimum	Mar. 31, 2013 Music catalogs, artist contracts and television carriage agreements Maximum	Mar. 31, 2013 Software to be sold, leased or otherwise marketed	Mar. 31, 2013 Partnership Interest Minimum	Mar. 31, 2013 Partnership Interest Maximum	Mar. 31, 2013 Sony Corporation's stockholders' equity JPY (¥)
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in equity method investment					20.00%	20.00%			50.00%	50.00%								3.00%	5.00%
Original maturities of highly liquid investments included in cash and cash equivalents									3 months
Description of evaluating factors in relation to available for sale securities	If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)	If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Useful lives for depreciation							2 years	2 years			50 years	10 years
Decrease in depreciation expense	$ 8,985
Net income attributable to Sony Corporation's stockholders		43,034	(456,660)	(259,585)																8,034
Net income per share attributable to Sony Corporation's stockholders, basic		¥ 42.80	¥ (455.03)	¥ (258.66)																¥ 7.99
Net income per share attributable to Sony Corporation's stockholders, diluted		¥ 40.19	¥ (455.03)	¥ (258.66)																¥ 7.50
Amortization period of intangible assets													3 years	8 years	10 years	40 years	3 years
Time taken to recognize revenue and cost of sales of software products in instances where the software products' on-line features or additional functionality is considered a substantive deliverable in addition to the software product	6 months	6 months
Consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expenses		14,643	17,641	23,250
Percentage chance of tax amount to get realized on settlement with taxing authorities	50.00%	50.00%
Out of period adjustment to correct error in calculation of indirect taxes		¥ 4,413